Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2019

REI-QTLY-0619
1.800347.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Destinations, Inc.	271,200	$11,813,472
FINANCIALS - 5.1%
Capital Markets - 1.1%
Brookfield Asset Management, Inc. Class A	699,500	33,724,494
Ellington Financial LLC (a)	1,635,484	29,504,131
		63,228,625
Insurance - 0.2%
FNF Group	348,900	13,938,555
Mortgage Real Estate Investment Trusts - 3.8%
Anworth Mortgage Asset Corp.	371,436	1,556,317
Chimera Investment Corp.	1,264,200	24,234,714
Dynex Capital, Inc. (a)	4,594,563	28,026,834
Ellington Residential Mortgage REIT (b)	483,900	5,719,698
Great Ajax Corp. (a)	1,577,762	22,593,552
Hunt Companies Finance Trust, Inc.	547,901	1,945,049
Invesco Mortgage Capital, Inc.	617,049	10,070,240
MFA Financial, Inc.	13,173,911	98,936,072
New Residential Investment Corp.	738,500	12,414,185
Redwood Trust, Inc.	1,189,152	19,454,527
Two Harbors Investment Corp.	312,270	4,328,062
		229,279,250

TOTAL FINANCIALS		306,446,430

INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Williams Scotsman Corp. (c)	1,104,200	14,873,574
REAL ESTATE - 24.5%
Equity Real Estate Investment Trusts (REITs) - 24.0%
Acadia Realty Trust (SBI)	3,915,004	110,559,713
American Tower Corp.	714,900	139,619,970
Apartment Investment & Management Co. Class A	3,187,673	157,343,539
AvalonBay Communities, Inc.	215,600	43,320,508
Boardwalk (REIT) (b)	296,100	8,595,453
Brixmor Property Group, Inc.	441,300	7,890,444
Cedar Realty Trust, Inc.	299,963	920,886
Colony Capital, Inc.	8,369,748	43,020,505
Crown Castle International Corp.	599,710	75,431,524
DDR Corp.	2,164,474	28,657,636
Equinix, Inc.	201,300	91,531,110
Equity Lifestyle Properties, Inc.	1,390,402	162,259,898
Equity Residential (SBI)	674,603	51,553,161
Healthcare Realty Trust, Inc.	431,300	13,318,544
Healthcare Trust of America, Inc.	1,239,360	34,181,549
Lexington Corporate Properties Trust	4,178,274	37,896,945
Mid-America Apartment Communities, Inc.	869,306	95,110,769
Monmouth Real Estate Investment Corp. Class A	1,384,469	19,022,604
Omega Healthcare Investors, Inc.	294,023	10,405,474
Outfront Media, Inc.	815,663	19,437,249
Sabra Health Care REIT, Inc.	2,742,075	53,634,987
Safety Income and Growth, Inc.	425,230	10,728,553
Senior Housing Properties Trust (SBI)	2,732,589	21,942,690
Store Capital Corp.	735,800	24,516,856
Terreno Realty Corp.	448,628	20,031,240
UMH Properties, Inc.	865,530	12,160,697
Ventas, Inc.	2,126,386	129,943,448
VEREIT, Inc.	1,811,634	14,964,097
Washington REIT (SBI)	309,500	8,740,280
		1,446,740,329
Real Estate Management & Development - 0.5%
Colony NorthStar Credit Real Estate, Inc. (b)	1,403,071	21,803,723
Retail Value, Inc.	275,801	9,239,334
		31,043,057

TOTAL REAL ESTATE		1,477,783,386

TOTAL COMMON STOCKS
(Cost $1,524,139,246)		1,810,916,862

Preferred Stocks - 18.6%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (a)	362,000	9,404,760
ZAIS Financial Corp. 7.00%	408,637	10,959,644
		20,364,404
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	5,193,251
Braemar Hotels & Resorts, Inc. 5.50%	99,191	2,000,682
Equity Commonwealth 6.50%	20,519	557,501
iStar Financial, Inc. Series J, 4.50%	213,773	9,267,957
Lexington Corporate Properties Trust Series C, 6.50%	468,142	25,620,087
QTS Realty Trust, Inc. 6.50%	42,000	4,631,760
RLJ Lodging Trust Series A, 1.95%	31,935	811,149
Wheeler REIT, Inc. 8.75%	516,748	7,523,851
		55,606,238
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.012%	191,800	4,800,880
TOTAL REAL ESTATE		60,407,118

TOTAL CONVERTIBLE PREFERRED STOCKS		80,771,522

Nonconvertible Preferred Stocks - 17.3%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
American Finance Trust, Inc. 7.50% (c)	103,704	2,616,452
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Partners LP 7.60% (c)	322,100	8,013,848
Global Partners LP 9.75%	150,000	3,817,500
		11,831,348
FINANCIALS - 8.8%
Mortgage Real Estate Investment Trusts - 8.6%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	16,025,999
8.25%	38,935	1,006,470
AGNC Investment Corp.:
6.875%	763,900	19,227,363
Series B, 7.75%	427,100	10,869,695
Series C, 7.00%	361,900	9,358,734
Annaly Capital Management, Inc.:
Series C, 7.625%	190,417	4,859,442
Series D, 7.50%	606,176	15,487,797
Series F, 6.95%	1,250,552	32,076,659
Series G, 6.50%	720,300	17,690,568
Series H, 8.125%	248,636	6,377,513
Anworth Mortgage Asset Corp. Series A, 8.625%	238,275	6,305,090
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,386,610
Arbor Realty Trust, Inc.:
Series A, 8.25%	189,089	4,891,751
Series B, 7.75%	240,000	6,168,600
Series C, 8.50%	100,000	2,626,990
Arlington Asset Investment Corp.:
6.625%	218,046	5,314,217
8.25% (c)	148,800	3,493,824
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,858,252
Capstead Mortgage Corp. Series E, 7.50%	331,084	8,363,182
Cherry Hill Mortgage Investment Corp.:
8.25%	191,669	4,848,114
Series A, 8.20%	246,500	6,270,714
Chimera Investment Corp.:
8.00%	687,422	17,804,230
Series A, 8.00%	204,800	5,261,312
Series B, 8.00%	1,259,804	32,238,384
Series C, 7.75%	1,295,773	32,860,803
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,512,811
Series B, 7.625%	252,120	6,069,108
Exantas Capital Corp. 8.625%	239,383	6,135,386
Invesco Mortgage Capital, Inc.:
7.50%	1,412,814	35,546,400
Series A, 7.75%	123,342	3,150,155
Series B, 7.75%	856,479	22,688,129
MFA Financial, Inc.:
8.00%	538,930	13,985,234
Series B, 7.50%	616,232	15,621,481
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,998,654
Series C, 7.875%	320,725	8,002,089
Series D, 8.00%	313,300	7,566,195
PennyMac Mortgage Investment Trust:
8.125%	401,029	10,288,399
Series B, 8.00%	661,462	16,926,813
Two Harbors Investment Corp.:
7.50%	496,667	12,123,641
7.75%	118,428	2,955,963
Series A, 8.125%	450,000	12,010,500
Series B, 7.625%	867,199	21,792,711
Series C, 7.25%	739,984	18,277,605
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,543,200
		518,866,787
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10%	607,200	10,166,079
TOTAL FINANCIALS		529,032,866
REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Homes 4 Rent:
6.25%	100,030	2,550,765
Series D, 6.50%	280,000	7,400,400
Series E, 6.35%	252,900	6,676,560
Series F, 5.875%	250,809	6,232,604
Series G, 5.875%	202,000	5,029,800
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	141,870	3,587,892
Series F, 7.375%	500,100	11,742,348
Series G, 7.375%	147,018	3,341,719
Series H, 7.50%	193,740	4,496,705
Series I, 7.50%	272,461	6,356,515
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,919,009
Series C, 7.625%	255,869	6,441,963
Series D, 7.125%	170,000	4,155,650
Braemar Hotels & Resorts, Inc. Series D, 8.25%	175,000	4,480,000
Brookfield Property REIT, Inc. 6.375%	98,015	2,473,899
Cedar Realty Trust, Inc.:
Series B, 7.25%	183,922	4,634,834
Series C, 6.50%	294,900	6,588,066
City Office REIT, Inc. Series A, 6.625%	180,500	4,470,985
Colony Capital, Inc.:
Series B, 8.25%	242,522	6,077,601
Series E, 8.75%	514,510	12,888,476
Series G, 7.50%	227,252	4,920,006
Series H, 7.125%	732,865	14,807,537
Series I, 7.15%	834,142	17,016,497
Series J, 7.15%	960,643	19,577,904
DDR Corp.:
Series J, 6.50%	340,721	8,647,499
Series K, 6.25%	228,888	5,864,111
Digital Realty Trust, Inc.:
Series C, 6.625%	84,000	2,244,480
Series G, 5.875%	40,444	1,019,189
Farmland Partners, Inc. Series B, 6.00%	630,200	14,967,250
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,610,088
Gladstone Land Corp. Series A, 6.375%	64,000	1,640,762
Global Medical REIT, Inc. Series A, 7.50%	152,548	3,913,192
Global Net Lease, Inc. Series A, 7.25%	537,620	13,773,824
Government Properties Income Trust 5.875%	202,500	5,082,750
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,245,000
Series D, 6.50%	200,000	4,700,000
Investors Real Estate Trust Series C, 6.625%	320,900	8,022,660
iStar Financial, Inc.:
Series D, 8.00%	210,570	5,540,097
Series G, 7.65%	274,548	6,841,736
Series I, 7.50%	161,269	4,080,912
Jernigan Capital, Inc. Series B, 7.00%	142,637	3,594,452
Monmouth Real Estate Investment Corp. Series C, 6.125%	260,200	6,294,238
National Retail Properties, Inc. Series E, 5.70%	301,404	7,507,974
National Storage Affiliates Trust Series A, 6.00%	67,600	1,710,280
Pebblebrook Hotel Trust:
6.30%	240,000	6,045,600
6.375%	354,698	8,778,776
Series C, 6.50%	204,321	5,138,673
Series D, 6.375%	350,000	9,082,500
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,276,552
Series C, 7.20%	51,000	1,109,250
Series D, 6.875%	151,800	3,263,700
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,622	4,355,784
Prologis, Inc. Series Q, 8.54%	94,446	6,072,878
Public Storage Series F, 5.15%	173,400	4,288,182
QTS Realty Trust, Inc. Series A, 7.125%	30,000	770,400
RAIT Financial Trust 7.625%	224,590	3,986,473
Rexford Industrial Realty, Inc.:
Series A, 5.875%	135,000	3,358,125
Series B, 5.875%	79,500	1,985,115
Saul Centers, Inc.:
Series C, 6.875%	183,479	4,755,776
Series D, 6.125%	83,700	2,048,976
Seritage Growth Properties Series A, 7.00%	93,036	2,233,794
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,728,560
Series C, 7.875%	108,200	2,706,829
Spirit Realty Capital, Inc. Series A, 6.00%	95,200	2,313,360
Stag Industrial, Inc. Series C, 6.875%	83,000	2,186,228
Summit Hotel Properties, Inc.:
Series D, 6.45%	210,000	5,271,000
Series E, 6.25%	260,000	6,180,200
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,114,680
Series F, 6.45%	84,000	2,205,000
Taubman Centers, Inc. Series K, 6.25%	157,322	4,030,590
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,344,860
Series C, 6.75%	435,840	10,904,717
Series D, 6.375%	93,800	2,260,580
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	4,084,800
Series H, 6.25%	284,500	7,453,900
VEREIT, Inc. Series F, 6.70%	1,959,376	49,199,931
Washington Prime Group, Inc.:
Series H, 7.50%	198,527	4,287,905
Series I, 6.875%	298,115	5,803,762
		488,795,685
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 6.50% (c)	34,500	865,260
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,946,172
		3,811,432
TOTAL REAL ESTATE		492,607,117
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,141,597

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,039,229,380

TOTAL PREFERRED STOCKS
(Cost $1,106,395,396)		1,120,000,902
	Principal Amount	Value

Corporate Bonds - 20.0%
Convertible Bonds - 4.7%
FINANCIALS - 4.7%
Diversified Financial Services - 0.3%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	6,770,000	6,870,282
6.375% 10/1/23	10,213,000	10,426,936
		17,297,218
Mortgage Real Estate Investment Trusts - 4.4%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	1,700,000	1,686,770
Arbor Realty Trust, Inc. 5.25% 7/1/21 (d)	2,890,000	3,114,659
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	16,780,000	17,027,137
4.75% 3/15/23	3,900,000	3,973,125
Colony Financial, Inc.:
3.875% 1/15/21	19,280,000	18,389,264
5% 4/15/23	26,083,000	24,514,571
Exantas Capital Corp. 8% 1/15/20	13,890,000	14,376,150
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23 (d)	8,100,000	8,320,509
PennyMac Corp. 5.375% 5/1/20	35,606,000	35,608,761
Redwood Trust, Inc.:
4.75% 8/15/23	11,827,000	11,334,052
5.625% 7/15/24	35,304,000	34,581,323
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,106,909
Starwood Property Trust, Inc. 4.375% 4/1/23	11,080,000	11,096,620
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,434,750
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	38,805,000	37,956,490
		263,521,090
TOTAL FINANCIALS		280,818,308
Nonconvertible Bonds - 15.3%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,339,650
CONSUMER DISCRETIONARY - 4.2%
Hotels, Restaurants & Leisure - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	11,040,000	11,081,400
FelCor Lodging LP 6% 6/1/25	2,025,000	2,111,063
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (d)	4,000,000	4,200,000
Times Square Hotel Trust 8.528% 8/1/26 (d)	6,051,548	6,982,234
		24,374,697
Household Durables - 3.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	26,757,000	25,017,795
9.875% 4/1/27 (d)	21,460,000	22,425,700
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	10,165,000	9,173,913
6.75% 3/15/25	5,850,000	5,645,250
8.75% 3/15/22	5,840,000	6,102,800
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	5,495,000	5,602,153
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (d)	5,580,000	5,468,400
6.5% 12/15/20 (d)	12,085,000	12,115,213
Century Communities, Inc. 5.875% 7/15/25	1,725,000	1,712,063
KB Home:
6.875% 6/15/27	3,000,000	3,117,510
8% 3/15/20	8,465,000	8,803,600
LGI Homes, Inc. 6.875% 7/15/26 (d)	18,330,000	18,559,125
M/I Homes, Inc.:
5.625% 8/1/25	10,965,000	10,759,406
6.75% 1/15/21	3,803,000	3,860,045
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	4,972,063
6% 6/1/25	4,000,000	4,240,000
7% 4/1/22	7,525,000	8,051,750
7.15% 4/15/20	7,060,000	7,271,800
New Home Co. LLC 7.25% 4/1/22	14,325,000	12,964,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	4,100,000	4,218,206
TRI Pointe Homes, Inc.:
5.25% 6/1/27	10,190,000	9,629,550
5.875% 6/15/24	14,335,000	14,508,167
William Lyon Homes, Inc.:
5.875% 1/31/25	10,135,000	9,830,950
6% 9/1/23	7,000,000	6,930,000
7% 8/15/22	8,180,000	8,220,900
		229,200,484
TOTAL CONSUMER DISCRETIONARY		253,575,181
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	2,222	2,283
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	17,225,000	17,095,813
6.625% 6/15/24	8,225,000	8,482,031
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	9,705,000	9,680,738
Cumberland Farms, Inc. 6.75% 5/1/25 (d)	2,075,000	2,189,125
New Albertsons, Inc. 8.7% 5/1/30	5,080,000	5,029,200
		42,479,190
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP/GLP Finance Corp. 7% 6/15/23	4,000,000	4,000,000
FINANCIALS - 0.8%
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,610,000	3,691,225
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,979,128
3.85% 2/1/25	8,384,000	8,351,713
Five Point Operation Co. LP 7.875% 11/15/25 (d)	21,762,000	21,707,595
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,716,800
6.25% 2/1/22	1,695,000	1,746,325
		41,501,561
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	4,235,000	4,245,588
TOTAL FINANCIALS		49,438,374
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,767,219
5.5% 2/1/21	12,305,000	12,412,669
		18,179,888
INDUSTRIALS - 0.2%
Building Products - 0.2%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	10,610,000	10,424,325
REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Homes 4 Rent 4.9% 2/15/29	1,000,000	1,042,885
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,480,000	10,875,933
Care Capital Properties LP 5.125% 8/15/26	20,493,000	20,328,824
CBL & Associates LP:
4.6% 10/15/24	26,758,000	17,660,280
5.25% 12/1/23	11,500,000	8,165,000
5.95% 12/15/26	10,434,000	7,277,715
Communications Sales & Leasing, Inc.:
6% 4/15/23 (d)	8,715,000	8,366,400
8.25% 10/15/23	6,140,000	5,717,875
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,577,000	7,824,616
DDR Corp.:
3.625% 2/1/25	5,551,000	5,470,391
4.625% 7/15/22	658,000	678,776
Equinix, Inc. 5.375% 5/15/27	6,620,000	7,007,932
HCP, Inc.:
4% 6/1/25	1,000,000	1,029,973
4.25% 11/15/23	1,707,000	1,781,257
Healthcare Realty Trust, Inc. 3.75% 4/15/23	966,000	973,525
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	8,310,025
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,302,896
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,822,550
5.25% 9/15/22	5,220,000	5,259,150
6% 4/1/22	8,375,000	8,573,906
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,198,201
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	9,555,000	9,578,888
5.25% 8/1/26	7,700,000	7,844,375
6.375% 3/1/24	4,000,000	4,212,000
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,366,085
4.5% 4/1/27	2,462,000	2,495,527
4.75% 1/15/28	12,204,000	12,499,168
4.95% 4/1/24	2,898,000	3,012,063
Regency Centers LP 3.6% 2/1/27	2,558,000	2,564,172
SBA Communications Corp. 4% 10/1/22	5,535,000	5,562,675
Select Income REIT:
4.15% 2/1/22	11,170,000	11,215,609
4.25% 5/15/24	5,030,000	4,861,062
4.5% 2/1/25	21,294,000	20,478,014
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,382,000
4.75% 5/1/24	44,895,000	44,640,034
4.75% 2/15/28	6,000,000	5,455,207
6.75% 4/15/20	13,624,000	13,787,322
6.75% 12/15/21	8,000,000	8,423,192
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,456,460
WP Carey, Inc.:
4% 2/1/25	6,985,000	7,024,125
4.25% 10/1/26	7,242,000	7,339,561
4.6% 4/1/24	11,323,000	11,778,667
		343,644,316
Real Estate Management & Development - 3.3%
Forestar Group, Inc. 8% 4/15/24 (d)	18,916,000	19,388,900
Greystar Real Estate Partners 5.75% 12/1/25 (d)	15,655,000	15,733,275
Howard Hughes Corp. 5.375% 3/15/25 (d)	36,482,000	36,790,638
Kennedy-Wilson, Inc. 5.875% 4/1/24	51,515,000	51,901,363
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	9,129
4.5% 4/18/22	523,000	507,500
Mattamy Group Corp.:
6.5% 10/1/25 (d)	24,110,000	24,531,925
6.875% 12/15/23 (d)	7,990,000	8,269,650
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,696,093
4.3% 10/15/23	2,203,000	2,292,895
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (d)	2,803,000	2,804,738
5.625% 3/1/24 (d)	9,935,000	10,034,350
Washington Prime Group LP 5.95% 8/15/24	27,489,000	25,500,733
		199,461,189
TOTAL REAL ESTATE		543,105,505

TOTAL NONCONVERTIBLE BONDS		922,542,113

TOTAL CORPORATE BONDS
(Cost $1,200,843,168)		1,203,360,421

Asset-Backed Securities - 2.1%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)	3,000,000	3,289,145
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	9,025,000	10,000,603
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (d)	1,999,310	2,144,649
Class F, 5.885% 4/17/52 (d)	2,000,000	2,112,380
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	8,259,000	9,095,906
Class XS, 0% 10/17/52 (d)(e)(f)(g)	4,710,838	47
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.9874% 3/20/50 (d)(e)(g)(h)	2,250,000	225
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 6.6226% 12/17/33 (d)(e)(h)	935,865	936,470
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	426,057	380,073
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,276,043	1,290,403
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 5.4226% 2/22/36 (d)(e)(h)	2,142,000	2,155,351
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (e)	805,899	811,350
Series 1997-3 Class M1, 7.53% 3/15/28	5,454,831	5,423,443
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 6.0129% 7/17/34 (d)(e)(h)	6,318,500	6,322,014
Home Partners of America Trust:
Series 2016-2 Class F, 1 month U.S. LIBOR + 4.700% 7.1739% 10/17/33 (d)(e)(h)	3,393,000	3,395,081
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.8239% 7/17/37 (d)(e)(h)	3,896,000	3,887,483
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.7226% 6/17/37 (d)(e)(h)	3,000,000	2,988,768
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	721,529	509,893
Merit Securities Corp. Series 13 Class M1, 7.7087% 12/28/33 (e)	1,630,302	1,694,670
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	2,940,000	2,983,914
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	3,073,000	3,125,179
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (d)	2,568,000	2,571,491
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	3,402,000	3,428,967
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	3,412,000	3,468,968
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)	3,000,000	3,024,609
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)	3,902,000	3,906,241
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0726% 1/17/35 (d)(e)(h)	5,906,000	5,912,060
Class F, 1 month U.S. LIBOR + 3.400% 5.8726% 1/17/35 (d)(e)(h)	12,671,000	12,683,790
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.3826% 2/5/36 (d)(e)(g)(h)	4,528,374	340
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	8,442,000	8,574,271
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	3,785,000	3,817,382
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	4,000,000	4,086,695
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	2,544,000	2,599,721
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (d)	7,797,000	8,060,872
Series 2018-1A Class F, 5.25% 2/15/48 (d)	1,354,000	1,320,515
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.5913% 11/21/40 (d)(e)(g)(h)	250,000	246,083
TOTAL ASSET-BACKED SECURITIES
(Cost $127,860,529)		126,249,052

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5423% 12/25/46 (d)(e)	4,500,000	4,566,013
Series 2010-K7 Class B, 5.6873% 4/25/20 (d)(e)	3,200,000	3,266,012
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.4313% 6/10/35 (d)(e)(g)(h)	42,103	21,091

TOTAL PRIVATE SPONSOR		7,853,116

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.1709% 2/25/42 (d)(e)	46,047	16,036
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.0949% 6/25/43 (d)(e)	80,471	32,958

TOTAL U.S. GOVERNMENT AGENCY		48,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,786,781)		7,902,110

Commercial Mortgage Securities - 15.3%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)	2,000,000	2,110,739
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	3,349,000	2,922,245
Series 2018-BN12 Class D, 3% 5/15/61 (d)	1,701,000	1,410,871
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (d)(e)	8,413,000	8,248,589
Class F, 4.4272% 9/10/28 (d)(e)	4,074,000	3,850,154
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.8726% 6/15/35 (d)(e)(h)	1,500,000	1,502,965
BX Trust floater Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 4.5226% 11/15/35 (d)(e)(h)	3,830,880	3,854,853
Class H, 1 month U.S. LIBOR + 3.000% 5.4726% 11/15/35 (d)(e)(h)	7,327,538	7,373,401
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(e)	1,498,000	1,468,619
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.7226% 12/15/37 (d)(e)(h)	7,428,000	7,502,254
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (d)(e)	4,536,000	4,574,189
Class F, 5.6712% 4/10/29 (d)(e)	9,710,000	9,533,055
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	3,391,000	2,978,840
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 5.7226% 7/15/30 (d)(e)(h)	6,200,000	6,199,983
Class E, 1 month U.S. LIBOR + 3.872% 6.3441% 7/15/30 (d)(e)(h)	6,741,000	6,709,634
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3895% 9/10/46 (d)(e)	5,254,000	5,445,969
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.8226% 7/15/27 (d)(e)(h)	2,933,000	2,932,131
Series 2016-C3 Class D, 3% 11/15/49 (d)	7,089,000	5,671,656
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.5226% 9/15/33 (d)(e)(h)	4,265,000	4,280,516
Class G, 1 month U.S. LIBOR + 5.056% 7.5289% 9/15/33 (d)(e)(h)	4,265,000	4,112,400
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	7,300,000	6,070,318
Series 2012-CR1:
Class C, 5.4978% 5/15/45 (e)	1,000,000	1,038,482
Class D, 5.4978% 5/15/45 (d)(e)	5,550,000	5,594,426
Class G, 2.462% 5/15/45 (d)	6,346,000	4,965,485
Series 2012-LC4:
Class C, 5.723% 12/10/44 (e)	2,000,000	2,073,523
Class D, 5.723% 12/10/44 (d)(e)	11,675,000	10,409,377
Series 2013-CR10 Class D, 4.9521% 8/10/46 (d)(e)	4,544,000	4,539,256
Series 2013-CR12 Class D, 5.2535% 10/10/46 (d)(e)	4,500,000	4,079,440
Series 2013-LC6 Class D, 4.4048% 1/10/46 (d)(e)	8,301,000	8,257,460
Series 2014-CR17 Class E, 4.9788% 5/10/47 (d)(e)	3,098,000	2,871,705
Series 2014-UBS2 Class D, 5.169% 3/10/47 (d)(e)	3,713,000	3,414,625
Series 2016-CD1 Class D, 2.9023% 8/10/49 (d)(e)	9,452,000	7,990,033
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	2,800,000	2,417,247
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	2,800,000	2,485,204
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9925% 8/15/45 (d)(e)	4,500,000	4,510,087
Class E, 4.9925% 8/15/45 (d)(e)	8,000,000	7,837,618
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (d)(e)	13,083,000	13,015,277
Series 2015-WEST Class F, 4.3677% 2/10/37 (d)(e)	12,745,000	12,597,682
Credit Suisse Mortgage Trust floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.0726% 1/15/34 (d)(e)(h)	7,876,000	7,947,341
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	4,346,000	3,960,722
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(e)	7,210,000	7,186,914
Series 2017-CX9 Class D, 4.2948% 9/15/50 (d)(e)	2,568,000	2,369,283
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(e)	1,000,000	981,268
Class E, 5.099% 1/10/34 (d)(e)	10,853,000	10,321,299
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8846% 11/10/46 (d)(e)	14,031,000	14,566,332
Class G, 4.652% 11/10/46 (d)	12,360,000	11,540,396
Series 2011-LC3A Class D, 5.5162% 8/10/44 (d)(e)	3,945,000	4,099,231
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6595% 12/25/43 (e)(f)	12,206,096	489,743
Series K012 Class X3, 2.329% 1/25/41 (e)(f)	20,724,834	757,638
Series K013 Class X3, 2.9099% 1/25/43 (e)(f)	14,360,000	665,991
Series KAIV Class X2, 3.6147% 6/25/41 (e)(f)	7,430,000	519,419
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (d)(e)	4,364,000	4,328,913
Class FFX, 3.4949% 12/15/34 (d)(e)	14,402,000	14,238,722
Class GFX, 3.4949% 12/15/34 (d)(e)	24,194,000	23,774,462
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.4374% 11/21/35 (d)(e)(h)	2,500,000	2,507,253
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 5.0726% 7/15/35 (d)(e)(h)	3,808,000	3,763,494
Series 2010-C2 Class D, 5.3535% 12/10/43 (d)(e)	3,000,000	3,089,009
Series 2011-GC5:
Class C, 5.557% 8/10/44 (d)(e)	9,000,000	9,180,101
Class D, 5.557% 8/10/44 (d)(e)	9,559,000	9,489,997
Class E, 5.557% 8/10/44 (d)(e)	8,230,000	7,321,815
Class F, 4.5% 8/10/44 (d)	7,986,000	5,030,453
Series 2012-GC6:
Class C, 5.8399% 1/10/45 (d)(e)	3,600,000	3,791,998
Class D, 5.8399% 1/10/45 (d)(e)	6,665,000	6,781,200
Class E, 5% 1/10/45 (d)(e)	4,516,000	4,086,011
Series 2012-GCJ7:
Class C, 5.8699% 5/10/45 (e)	6,500,000	6,798,232
Class D, 5.8699% 5/10/45 (d)(e)	10,192,000	9,844,346
Class E, 5% 5/10/45 (d)	3,837,320	2,747,082
Series 2012-GCJ9:
Class D, 4.9045% 11/10/45 (d)(e)	5,565,000	5,611,858
Class E, 4.9045% 11/10/45 (d)(e)	1,930,000	1,799,054
Series 2013-GC14 Class D, 4.9075% 8/10/46 (d)(e)	1,680,000	1,692,721
Series 2013-GC16:
Class D, 5.4876% 11/10/46 (d)(e)	3,750,000	3,876,615
Class F, 3.5% 11/10/46 (d)	7,303,000	5,608,510
Series 2016-GS3 Class D, 2.62% 10/10/49 (d)	3,398,000	2,812,814
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	29,826,000	29,871,034
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (d)(e)	4,340,000	4,340,339
Class F, 4.2022% 2/10/29 (d)(e)	20,197,000	20,063,104
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(e)	8,440,000	7,993,569
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	8,707,000	8,894,653
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(e)	9,317,000	9,030,558
Class FFL, 1 month U.S. LIBOR + 2.850% 5.3226% 6/15/34 (d)(e)(h)	3,909,000	3,883,981
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	2,896,000	2,929,233
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7239% 7/17/37 (d)(e)(h)	8,405,000	8,318,228
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6739% 1/17/38 (d)(e)(h)	3,410,000	3,364,453
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.4726% 6/15/35 (d)(e)(h)	1,672,850	1,681,205
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	8,738,000	7,328,237
Series 2014-C26 Class D, 4.0515% 1/15/48 (d)(e)	3,398,000	3,200,903
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5784% 12/15/49 (d)(e)	10,241,000	8,891,317
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2207% 12/15/49 (d)(e)	7,388,000	6,420,428
Series 2018-C8 Class D, 3.4033% 6/15/51 (d)(e)	1,698,000	1,457,874
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1909% 6/15/45 (e)	4,530,000	4,671,710
Class E, 5.1909% 6/15/45 (d)(e)	5,892,000	5,589,940
Class F, 4% 6/15/45 (d)	8,192,000	6,728,241
Class G 4% 6/15/45 (d)	4,044,000	2,315,153
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8492% 2/15/46 (d)(e)	13,930,000	13,196,608
Class G, 4.409% 2/15/46 (d)(e)	4,671,000	3,932,923
Class H, 4.409% 2/15/46 (d)(e)	7,077,000	5,671,947
Series 2011-C4 Class F, 3.873% 7/15/46 (d)	1,400,000	1,394,037
Series 2013-LC11:
Class D, 4.3071% 4/15/46 (e)	7,809,000	6,898,963
Class E, 3.25% 4/15/46 (d)(e)	472,000	357,544
Class F, 3.25% 4/15/46 (d)(e)	2,518,000	1,529,684
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(e)	8,161,000	2,388,174
Series 2015-UES Class F, 3.7417% 9/5/32 (d)(e)	6,896,000	6,744,893
Series 2018-AON Class F, 4.767% 7/5/31 (d)	5,096,000	4,957,473
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 5.0226% 6/15/36 (d)(e)(h)	2,560,000	2,562,006
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.7864% 1/20/41 (d)(e)	3,000,000	2,992,147
Class E, 5.7864% 1/20/41 (d)(e)	4,800,000	4,605,925
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7798% 5/12/39 (e)	1,960,938	1,974,910
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8411% 8/15/45 (d)(e)	3,889,000	3,972,485
Series 2012-C6 Class D, 4.7628% 11/15/45 (d)(e)	2,000,000	2,050,875
Series 2013-C12 Class D, 4.9247% 10/15/46 (d)(e)	7,164,000	7,233,730
Series 2013-C13:
Class D, 5.0723% 11/15/46 (d)(e)	5,277,000	5,426,349
Class E, 5.0723% 11/15/46 (d)(e)	3,379,000	3,061,001
Series 2013-C7:
Class D, 4.3696% 2/15/46 (d)(e)	5,650,000	5,400,387
Class E, 4.3696% 2/15/46 (d)(e)	1,000,000	846,001
Series 2013-C9:
Class C, 4.1746% 5/15/46 (e)	3,339,000	3,362,667
Class D, 4.2626% 5/15/46 (d)(e)	5,137,000	4,945,165
Series 2016-C30 Class D, 3% 9/15/49 (d)	5,408,000	4,360,857
Series 2016-C31 Class D, 3% 11/15/49 (d)(e)	1,500,000	1,213,716
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	5,929,000	4,914,167
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 5.0726% 3/15/34 (d)(e)(h)	4,000,000	4,011,893
Class G, 1 month U.S. LIBOR + 3.150% 5.6226% 3/15/34 (d)(e)(h)	6,013,000	6,048,832
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)	370,732	325,121
Series 2011-C2:
Class D, 5.6675% 6/15/44 (d)(e)	5,387,000	5,455,690
Class E, 5.6675% 6/15/44 (d)(e)	12,150,000	11,897,637
Class F, 5.6675% 6/15/44 (d)(e)	4,440,000	3,996,334
Class XB, 0.6125% 6/15/44 (d)(e)(f)	63,708,222	668,178
Series 2011-C3:
Class D, 5.2878% 7/15/49 (d)(e)	7,400,000	7,425,422
Class E, 5.2878% 7/15/49 (d)(e)	3,495,000	3,420,039
Class F, 5.2878% 7/15/49 (d)(e)	5,688,050	5,382,384
Class G, 5.2878% 7/15/49 (d)(e)	4,985,000	4,385,454
Series 2012-C4 Class D, 5.6004% 3/15/45 (d)(e)	6,310,000	6,166,123
Series 2015-MS1 Class D, 4.1651% 5/15/48 (d)(e)	10,956,000	10,255,066
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	5,013,000	4,317,877
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	3,000,000	2,574,145
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.3991% 8/15/19 (d)(e)(h)	7,083,531	7,149,671
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7226% 8/15/34 (d)(e)(h)	12,137,179	12,205,467
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.6226% 10/15/37 (d)(e)(h)	5,118,000	5,137,072
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	10,105,650	10,117,940
Class E, 6.8087% 11/15/34 (d)	9,659,400	9,315,120
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(e)	1,500,000	1,429,682
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.234% 6/15/35 (d)(e)(h)	1,743,000	1,751,161
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.234% 6/15/35 (d)(e)(h)	651,000	648,753
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	4,042,488	4,855,577
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 5.4% 3/25/34 (d)(e)(h)	3,439,000	3,438,986
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4823% 8/15/39 (e)	92,676	92,878
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7282% 5/10/45 (d)(e)	3,235,000	3,239,236
Class E, 5% 5/10/45 (d)(e)	6,339,000	5,756,929
Class F, 5% 5/10/45 (d)(e)	2,221,350	1,698,157
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(e)	2,143,000	2,060,469
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2522% 1/10/45 (d)(e)	3,000,000	3,213,362
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9196% 10/15/45 (d)(e)	12,964,000	13,345,761
Class E, 4.9196% 10/15/45 (d)(e)	8,441,000	8,304,858
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	6,979,000	5,787,743
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	18,542,000	14,894,789
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	5,094,000	4,331,037
Series 2017-C38 Class D, 3% 7/15/50 (d)(e)	4,373,000	3,627,097
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	4,000,000	2,630,928
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	4,900,000	5,033,796
Class D, 5.8554% 3/15/44 (d)(e)	1,000,000	910,641
Class E, 5% 3/15/44 (d)	3,000,000	1,717,109
Series 2011-C5:
Class E, 5.8611% 11/15/44 (d)(e)	3,807,000	3,867,377
Class F, 5.25% 11/15/44 (d)(e)	3,000,000	2,751,357
Class G, 5.25% 11/15/44 (d)(e)	2,000,000	1,737,638
Series 2012-C7:
Class D, 4.9733% 6/15/45 (d)(e)	2,380,000	2,238,415
Class F, 4.5% 6/15/45 (d)	2,000,000	1,235,496
Series 2012-C8 Class E, 5.0546% 8/15/45 (d)(e)	2,922,500	2,897,677
Series 2013-C11:
Class D, 4.407% 3/15/45 (d)(e)	5,830,000	5,712,001
Class E, 4.407% 3/15/45 (d)(e)	4,780,000	4,490,329
Series 2013-C13 Class D, 4.2701% 5/15/45 (d)(e)	4,000,000	4,008,370
Series 2013-C16 Class D, 5.1945% 9/15/46 (d)(e)	3,728,000	3,585,711
Series 2013-UBS1 Class D, 4.899% 3/15/46 (d)(e)	4,589,000	4,566,577
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.1929% 11/15/29 (d)(e)(h)	5,152,378	5,147,047
Class G, 1 month U.S. LIBOR + 3.020% 5.4926% 11/15/29 (d)(e)(h)	8,859,793	8,775,481
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(e)	6,725,000	5,539,430
Class PR2, 3.6332% 6/5/35 (d)(e)	2,541,000	2,024,651
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $886,036,550)		921,001,310

Bank Loan Obligations - 5.4%
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 4/11/25 (e)(h)	13,566,754	13,476,263
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.8%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 12/22/24 (e)(h)	8,039,135	8,060,921
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 8/30/23 (e)(h)	13,401,134	13,383,444
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3789% 6/10/22 (e)(h)	4,230,043	4,220,990
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 8/31/25 (e)(h)	4,044,863	4,048,665
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.23% 4/27/24 (e)(h)	11,423,104	11,242,276
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 5/31/25 (e)(h)	6,294,395	6,291,751
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (e)(h)	995,000	993,597
		48,241,644
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/23/23 (e)(h)	6,141,742	5,460,684

TOTAL CONSUMER DISCRETIONARY		53,702,328

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4831% 6/22/23 (e)(h)	17,019,335	17,028,185
3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (e)(h)	11,412,488	11,421,618
		28,449,803
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.74% 6/1/25 (e)(h)	5,958,731	5,968,682
Oil, Gas & Consumable Fuels - 0.4%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (e)(h)	21,796,488	20,824,800
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 10/2/23 (e)(h)	5,207,138	5,206,514
		26,031,314

TOTAL ENERGY		31,999,996

FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (e)(g)	9,171,000	9,491,985
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 4/16/26 (e)(h)	5,170,000	5,170,000
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 3/23/25 (e)(h)	2,553,419	2,551,146
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4766% 12/5/20 (e)(h)	6,098,585	6,098,586

TOTAL FINANCIALS		23,311,717

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/27/25 (e)(h)	6,414,658	6,318,438
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 12/20/24 (e)(h)	3,267,922	3,276,091
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.1766% 2/6/22 (e)(g)(h)	20,000,000	19,550,000
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2334% 6/28/23 (e)(h)	14,505,437	14,487,306
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.49% 3/23/24 (e)(h)	2,969,697	2,868,549
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4831% 10/24/22 (e)(h)	13,777,819	13,564,263
		50,470,118
Real Estate Management & Development - 0.9%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.99% 3/24/24 (e)(h)	5,766,064	5,748,074
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (e)(h)	29,077,516	29,077,516
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7298% 2/8/25 (e)(h)	3,969,849	3,871,834
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4874% 12/22/24 (e)(h)	13,235,000	13,207,471
		51,904,895

TOTAL REAL ESTATE		102,375,013

UTILITIES - 1.0%
Electric Utilities - 0.5%
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (e)(h)	8,014,997	7,764,529
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 3% 11/13/21 (e)(h)	1,945,063	1,884,280
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (e)(h)	14,904,530	14,804,372
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (e)(h)	840,639	834,990
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4798% 4/10/26 (e)(h)	5,357,143	5,343,750
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4798% 4/10/26 (e)(h)	642,857	641,250
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.99% 12/2/21 (e)(h)	1,288,564	1,233,259
		32,506,430
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 4/13/23 (e)(h)	7,382,845	7,415,182
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.601% 10/18/22 (e)(h)	14,372,991	13,941,801
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 3/1/26 (e)(h)	6,000,000	6,019,980
		27,376,963

TOTAL UTILITIES		59,883,393

TOTAL BANK LOAN OBLIGATIONS
(Cost $323,025,009)		322,793,042

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)(g)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(g)	500,000	12,530
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		12,652
	Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund, 2.49% (i)	539,909,998	540,017,980
Fidelity Securities Lending Cash Central Fund 2.49% (i)(j)	11,734,936	11,736,109
TOTAL MONEY MARKET FUNDS
(Cost $551,697,370)		551,754,089
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,729,081,817)		6,063,990,440
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(37,781,460)
NET ASSETS - 100%		$6,026,208,980

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,316,977,543 or 21.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,271,824
Fidelity Securities Lending Cash Central Fund	96,499
Total	$6,368,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$118,210,943	$--	$12,776,881	$3,403,509	$(1,576,558)	$6,702,209	$--
Dynex Capital, Inc.	8,749,159	19,941,166	194,248	1,227,626	(90,504)	(378,739)	28,026,834
Ellington Financial LLC	26,952,776	--	--	2,469,581	--	2,551,355	29,504,131
Great Ajax Corp.	21,094,678	--	--	1,561,984	--	1,498,874	22,593,552
Great Ajax Corp. 7.25%	6,982,400	1,999,890	--	455,391	--	422,470	9,404,760
Total	$181,989,956	$21,941,056	$12,971,129	$9,118,091	$(1,667,062)	$10,796,169	$89,529,277

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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